Supplement to the
Fidelity® Select Portfolios® Consumer Discretionary Sector
Leisure Portfolio
April 29, 2020
Prospectus

Effective August 17, 2020, the following information replaces similar information for Leisure Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Becky Baker (co-manager) has managed the fund since August 2017.

William Hilkert (co-manager) has managed the fund since August 2020.

It is expected that Ms. Baker will transition off of the fund effective on or about February 28, 2021. At that time, Mr. Hilkert will assume sole portfolio manager responsibilities for the fund.

Effective August 17, 2020, the following information replaces the biographical information for Leisure Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Becky Baker is co-manager of Leisure Portfolio, which she has managed since August 2017. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.

William Hilkert is co-manager of Leisure Portfolio, which he has managed since August 2020. Since joining Fidelity Investments in 2017, Mr. Hilkert has worked as a research analyst, research associate, and portfolio manager.

It is expected that Ms. Baker will transition off of Leisure Portfolio effective on or about February 28, 2021. At that time, Mr. Hilkert will assume sole portfolio manager responsibilities for the fund.

SELCON-20-01 1.913699.128	August 17, 2020

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector Telecommunications Portfolio
April 29, 2020
Prospectus

Effective August 17, 2020, the following information replaces similar information for Telecommunications Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Nicole Abernethy (co-manager) has managed the fund since August 2020.

It is expected that Mr. Drukker will transition off of the fund effective on or about February 28, 2021. At that time, Ms. Abernethy will assume sole portfolio manager responsibilities for the fund.

Effective August 17, 2020, the following information replaces the biographical information for Telecommunications Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicole Abernethy is co-manager of Telecommunications Portfolio, which she has managed since August 2020. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a Research Analyst and portfolio manager.

Matthew Drukker is co-manager of Telecommunications Portfolio and portfolio manager of Wireless Portfolio, which he has managed since January 2013 and October 2016, respectively. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

It is expected that Mr. Drukker will transition off of Telecommunications Portfolio effective on or about February 28, 2021. At that time, Ms. Abernethy will assume sole portfolio manager responsibilities for the fund.

SELTS-20-01 1.918618.119	August 17, 2020

Supplement to the
Fidelity® Select Portfolios® Telecommunications Services Sector Telecommunications Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2020
Prospectus

Effective August 17, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Nicole Abernethy (co-manager) has managed the fund since August 2020.

It is expected that Mr. Drukker will transition off of the fund effective on or about February 28, 2021. At that time, Ms. Abernethy will assume sole portfolio manager responsibilities for the fund.

Effective August 17, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicole Abernethy is co-manager of the fund, which she has managed since August 2020. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a Research Analyst and portfolio manager.

Matthew Drukker is co-portfolio manager of the fund, which he has managed since January 2013. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

It is expected that Mr. Drukker will transition off of the fund effective on or about February 28, 2021. At that time, Ms. Abernethy will assume sole portfolio manager responsibilities for the fund.

ATLC-20-01 1.845214.130	August 17, 2020